Condensed consolidated statement of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before tax	€ (44,373,987)	€ (25,868,281)
Non-cash adjustments to reconcile loss before tax to net cash flows from operations:
Share-based payment expense	5,299,814	5,089,777
Depreciation expense	123,593	68,195
Net foreign exchange loss/(gain)	928,172	(14,971,998)
Finance (income)/expense	(85,173)	79,016
Changes in working capital:
Decrease in receivables	48,169	368,151
Increase in other current assets	(4,855,629)	(2,563,219)
(Increase) decrese in trade and other payables	(1,522,938)	1,678,383
(Decrease) increase in accrued liabilities	(948,917)	4,609,866
Income taxes paid	(383,953)	0
Received (Paid) interest	83,384	(58,463)
Net cash flows used in operating activities	(45,687,465)	(31,568,573)
Investing activities
Purchase of property, plant and equipment	(54,114)	(49,739)
Net cash flows used in investing activities	(54,114)	(49,739)
Financing activities
Proceeds from issue of shares	64,084,953	9,587,940
Transaction costs on issue of shares	(210,473)	(727,308)
Payment of principal portion of lease liabilities	(90,249)	(37,319)
Net cash flows used in by financing activities	63,784,231	8,823,313
Net increase (decrease) in cash and cash equivalents	18,042,652	(22,794,999)
Cash and cash equivalents at the beginning of the period	161,837,429	209,353,132
Effect of exchange rate changes	(691,322)	14,824,955
Cash and cash equivalents at the end of the period	€ 179,188,759	€ 201,383,088